Property, plant and equipment, net (Tables)	12 Months Ended
Dec. 31, 2025
Property, Plant and Equipment [Abstract]
Summary of property, plant and equipment, net and related accumulated depreciation
The Company’s property, plant and equipment is segregated into the following six asset classes:

Asset class	Estimated useful lives(2)
Land	Indefinite life
Information technology	3 years
Machinery and equipment	5-7 years
Furniture and fixtures	5 years
Licenses	5-30 years
Building and improvements(1)	15-39 years

(1) Leasehold improvements are depreciated over the shorter of the asset’s useful life or the remaining lease term.
(2) At each fiscal year-end, the Company reviews the estimated useful lives, residual values and depreciation methods of its Property, plant and equipment and applies any resulting adjustments prospectively.

consist of the following as of December 31, 2025 and 2024:

	As of
	December 31, 2025	December 31, 2024
Land	$12,937	$7,616
Building and improvements	548,388	499,279
Furniture and fixtures	108,750	86,606
Machinery and equipment	133,648	114,904
Information technology	27,668	27,376
Construction in progress	22,618	67,579
Property, plant and equipment, gross	854,009	803,360
Less: Accumulated depreciation	(333,623)	(260,756)
Property, plant and equipment, net	$520,386	$542,604

	Years Ended
	December 31, 2025	December 31, 2024
Depreciation expense(1):
Cost of goods sold	$48,526	$49,399
Operating expenses	35,359	33,867
Total depreciation expense	$83,885	$83,266

(1) Includes depreciation expense associated with assets under failed sale-leaseback arrangements. See Note 12 — Failed sale leaseback arrangements for further detail.